Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Apr. 29, 2021
Document Information Line Items
Entity Registrant Name	Ebang International Holdings Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001799290
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
Entity File Number	333-237843
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		139,209,554
Class B ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		46,625,783